Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 20,382,605	$ 20,382,605
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	$ 28,032,773
Closing balance	29,323,338	28,032,773
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	24,604,016
Closing balance	25,885,778	24,604,016
IAS 39 [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	28,032,773
Closing balance		28,032,773
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	24,604,016
Closing balance		24,604,016
Fair Value [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,123,054
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities	1,112,806
Fair Value [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	96,943
Fair Value [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,657,154
Fair Value [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,368,957
Fair Value [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Financial derivative contracts [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities	1,112,806
Fair Value [Member] | IAS 39 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		4,327,314
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities		1,095,154
Fair Value [Member] | IAS 39 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,248,775
Fair Value [Member] | IAS 39 [member] | Trading investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		415,061
Fair Value [Member] | IAS 39 [member] | Available for sale instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		2,663,478
Fair Value [Member] | IAS 39 [member] | Derivative Financial Instruments Liabilities [member] | Financial derivative contracts [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Financial liabilities		1,095,154
Level 3 [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	30,528	41,124
Gain (loss) recognized in profit or loss	5,863	4,849
Gain (loss) recognized in equity	0	0
Purchases, sales and agreements	(9,235)	(15,445)
Transfes from level 1 or level 2	0	0
Closing balance	27,156	30,528
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	605	1,340
Gain (loss) recognized in profit or loss	1,223	(325)
Gain (loss) recognized in equity	0	0
Net of purchases, sales and agreements	(1,259)	(410)
Transfes from level 1 or level 2	0	0
Closing balance	569	605
Level 3 [Member] | Derivative financial instruments [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	30,528	41,124
Gain (loss) recognized in profit or loss		4,849
Gain (loss) recognized in equity		0
Purchases, sales and agreements		(15,445)
Transfes from level 1 or level 2		0
Closing balance		30,528
Level 3 [Member] | Derivative financial instruments [member] | Forward Contract [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	53
Gain (loss) recognized in profit or loss	716	209
Gain (loss) recognized in equity	0	0
Purchases, sales and agreements	(151)	(156)
Transfes from level 1 or level 2	0	0
Closing balance	618	53
Level 3 [Member] | Derivative financial instruments [member] | Swap contract [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	30,475	41,124
Gain (loss) recognized in profit or loss	5,147	4,640
Gain (loss) recognized in equity	0	0
Purchases, sales and agreements	(9,084)	(15,289)
Transfes from level 1 or level 2	0	0
Closing balance	26,538	30,475
Level 3 [Member] | Derivative financial instruments [member] | Call options [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Gain (loss) recognized in equity	0	0
Transfes from level 1 or level 2	0	0
Level 3 [Member] | Derivative financial instruments [member] | Put options [member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Gain (loss) recognized in equity	0	0
Transfes from level 1 or level 2	0	0
Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	605	1,340
Gain (loss) recognized in profit or loss	1,223	(325)
Gain (loss) recognized in equity	0	0
Net of purchases, sales and agreements	(1,259)	(410)
Transfes from level 1 or level 2	0	0
Closing balance	569	605
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance		609
Gain (loss) recognized in profit or loss	831	(465)
Gain (loss) recognized in equity	0	0
Net of purchases, sales and agreements	(782)	(144)
Transfes from level 1 or level 2	0	0
Closing balance	49
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	605	731
Gain (loss) recognized in profit or loss	392	140
Gain (loss) recognized in equity	0	0
Net of purchases, sales and agreements	(477)	(266)
Transfes from level 1 or level 2	0	0
Closing balance	520	605
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Gain (loss) recognized in equity	0	0
Transfes from level 1 or level 2	0	0
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Gain (loss) recognized in equity	0	0
Transfes from level 1 or level 2	$ 0	$ 0